FIXED ASSETS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Furniture and fixtures		$ 128,890	$ 128,093
Computer equipment		50,563	61,831
Machinery and equipment		278,962	250,986
Leasehold improvements		19,348	19,348
Total cost		477,763	460,258
Less accumulated depreciation		(404,782)	(410,773)
Net book value	$ 75,463	$ 72,981	$ 49,485